Accrued Issuable Equity (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Aug. 31, 2018
Accrued Issuable Equity (Textual)
Treasury shares of common stock	3,194,120	3,194,120
Accrued issuable equity			$ 128,000
Gain on change in fair value of accrued issuable equity	$ 26,000	$ 26,000